Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2021 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (97.2%)
Argentina (0.1%)
Corporate Bonds (0.1%)
Banco Hipotecario SA,
BADLAR + 4.00%, 38.13%, 11/7/22 (a)(b)	ARS	25,000	$323
Tarjeta Naranja SA,
BADLAR + 3.50%, 37.60%, 4/11/22 (a)(b)		$1,717	113
			436
Brazil (6.7%)
Sovereign (6.7%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23 – 1/1/27	BRL	180,445	36,372

Chile (1.8%)
Sovereign (1.8%)
Bonos de la Tesoreria de la Republica en pesos,
2.30%, 10/1/28 (b)	CLP	3,010,000	3,526
2.80%, 10/1/33 (b)		1,365,000	1,493
4.50%, 3/1/26		3,250,000	4,591
			9,610
China (9.3%)
Sovereign (9.3%)
China Government Bond,
1.99%, 4/9/25	CNY	16,200	2,449
2.68%, 5/21/30		72,300	10,959
2.94%, 10/17/24		16,000	2,506
3.13%, 11/21/29		123,320	19,398
3.29%, 10/18/23		96,070	15,148
			50,460
Colombia (4.8%)
Corporate Bond (0.2%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (b)	COP	4,979,415	1,363

Sovereign (4.6%)
Colombia Government International Bond,
9.85%, 6/28/27		1,466,000	451
Colombian TES,
Series B
6.00%, 4/28/28		15,850,000	3,956
6.25%, 11/26/25		7,500,000	1,977
7.75%, 9/18/30		9,477,000	2,575
10.00%, 7/24/24		34,928,500	10,261
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (b)		21,492,000	5,682
			24,902
			26,265

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2021 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Czech Republic (2.5%)
Sovereign (2.5%)
Czech Republic Government Bond,
0.45%, 10/25/23	CZK	155,000	7,072
1.20%, 3/13/31		57,320	2,553
2.00%, 10/13/33		64,240	3,076
2.75%, 7/23/29		16,500	832
			13,533
Dominican Republic (0.9%)
Sovereign (0.9%)
Dominican Republic International Bond,
8.90%, 2/15/23 (b)	DOP	22,000	407
9.75%, 6/5/26 (b)		224,000	4,496
			4,903
Egypt (1.6%)
Sovereign (1.6%)
Egypt Government Bond,
13.77%, 1/5/24	EGP	101,200	6,371
14.06%, 1/12/26		37,100	2,340
			8,711
Hungary (2.4%)
Sovereign (2.4%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	2,385,380	8,289
5.50%, 6/24/25		1,246,570	4,667
			12,956
India (3.9%)
Sovereign (3.9%)
India Government Bond,
8.40%, 7/28/24	INR	1,445,000	21,250

Indonesia (9.1%)
Sovereign (9.1%)
Indonesia Treasury Bond,
6.50%, 6/15/25 – 2/15/31	IDR	351,836,000	25,183
7.00%, 9/15/30		72,200,000	5,254
7.50%, 6/15/35		54,470,000	3,964
8.38%, 4/15/39		32,160,000	2,505
8.75%, 5/15/31		154,628,000	12,538
			49,444
Kazakhstan (0.4%)
Sovereign (0.4%)
Development Bank of Kazakhstan JSC,
10.95%, 5/6/26 (b)	KZT	996,000	2,352

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2021 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Malaysia (6.0%)
Sovereign (6.0%)
Malaysia Government Bond,
2.63%, 4/15/31	MYR	19,139	4,333
3.76%, 5/22/40		17,000	3,910
3.90%, 11/30/26		3,600	907
3.96%, 9/15/25		10,498	2,625
4.18%, 7/15/24		51,713	12,929
4.23%, 6/30/31		31,667	8,027
			32,731
Mexico (14.1%)
Sovereign (14.1%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	507,456	26,548
7.75%, 5/29/31		193,557	10,323
10.00%, 12/5/24		79,164	4,430
Petroleos Mexicanos,
(Units)
7.65%, 11/24/21 (b)(c)		704,300	35,374
			76,675
Peru (2.0%)
Sovereign (2.0%)
Peru Government Bond,
5.40%, 8/12/34	PEN	1,322	280
5.94%, 2/12/29		1,570	397
6.35%, 8/12/28		40,000	10,418
			11,095
Poland (8.0%)
Sovereign (8.0%)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	5,420	1,343
1.25%, 10/25/30		8,250	2,084
3.25%, 7/25/25		66,900	19,001
5.75%, 9/23/22		76,500	21,154
			43,582
Romania (2.2%)
Sovereign (2.2%)
Romania Government Bond,
4.75%, 2/24/25 – 10/11/34	RON	36,900	9,489
5.80%, 7/26/27		9,410	2,606
			12,095
Russia (6.6%)
Sovereign (6.6%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	745,152	10,303
7.00%, 8/16/23		215,087	2,959
7.70%, 3/23/33		342,500	5,008
7.95%, 10/7/26		256,141	3,696
8.15%, 2/3/27		961,800	14,046
			36,012

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2021 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Serbia (0.2%)
Sovereign (0.2%)
Serbia Treasury Bonds,
4.50%, 1/11/26 – 8/20/32	RSD	118,500	1,317

South Africa (6.8%)
Sovereign (6.8%)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	266,590	17,327
8.25%, 3/31/32		37,242	2,323
8.75%, 1/31/44		264,860	15,266
9.00%, 1/31/40		29,300	1,754
			36,670
Thailand (5.1%)
Sovereign (5.1%)
Thailand Government Bond,
1.60%, 12/17/29	THB	305,000	9,458
2.13%, 12/17/26		63,000	2,045
2.40%, 12/17/23		250,000	7,942
3.63%, 6/16/23		100,000	3,220
3.85%, 12/12/25		116,460	4,016
4.88%, 6/22/29		28,500	1,093
			27,774
Turkey (1.6%)
Sovereign (1.6%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	19,550	1,984
9.20%, 9/22/21		4,000	469
10.70%, 8/17/22		3,285	364
11.00%, 3/2/22 – 2/24/27		58,996	5,609
			8,426
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
8.50%, 3/15/28 (b)	UYU	69,890	1,666
9.88%, 6/20/22 (b)		63,800	1,499
9.88%, 6/20/22		17,260	406
			3,571
Zambia (0.4%)
Sovereign (0.4%)
Zambia Government Bond,
11.00%, 1/25/26	ZMW	23,610	646
13.00%, 1/25/31		60,930	1,396
			2,042
TOTAL FIXED INCOME SECURITIES (Cost $600,329)			528,282

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2021 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

SHORT-TERM INVESTMENTS (2.8%)
U.S. Treasury Security (1.6%)
U.S. Treasury Bill,
0.03%, 11/4/21 (Cost $8,555) (d)	$8,556	8,555

Shares
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $852)	851,752	852

	Face Amount (000)
Sovereign (1.0%)
Egypt (1.0%)
Egypt Treasury Bill,
13.25%, 9/7/21 (Cost $5,217)	EGP	83,100	5,225
TOTAL SHORT-TERM INVESTMENTS (Cost $14,624)			14,632
TOTAL INVESTMENTS (100.0%) (Cost $614,953) (f)(g)(h)			542,914
LIABILITIES IN EXCESS OF OTHER ASSETS			(95,209)
NET ASSETS			$447,705

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Floating or variable rate securities: The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Consists of one or more classes of securities traded together as a unit.
(d)	Rate shown is the yield to maturity at July 31, 2021.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2021, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2021, the Fund did not engage in any cross-trade transactions.
(h)	At July 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,203,000 and the aggregate gross unrealized depreciation is approximately $82,537,000, resulting in net unrealized depreciation of approximately $72,334,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2021 (unaudited)(cont’d)

(Showing Percentage of Total Value of Investments)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at July 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$4,575	HUF	1,360,000	8/25/21	$(79)
Barclays Bank PLC		$2,832	MYR	11,700	8/25/21	(62)
Barclays Bank PLC		$4,922	THB	155,000	8/25/21	(207)
BNP Paribas SA	CLP	2,836,000		$3,711	8/25/21	(24)
BNP Paribas SA	CLP	228,000		$317	8/25/21	16
BNP Paribas SA	IDR	17,000,000		$1,162	8/25/21	(11)
BNP Paribas SA	IDR	41,900,000		$2,901	8/25/21	8
BNP Paribas SA		$4,291	CLP	3,064,000	8/25/21	(256)
BNP Paribas SA		$5,741	CZK	120,000	8/25/21	(161)
BNP Paribas SA		$4,446	HUF	1,280,000	8/25/21	(215)
Citibank NA	MXN	682,600		$33,934	8/25/21	(257)
Goldman Sachs International		$1,479	RON	6,000	8/25/21	(33)
JPMorgan Chase Bank NA	PLN	26,000		$7,026	8/25/21	276
JPMorgan Chase Bank NA		$2,240	MXN	45,000	8/25/21	15
State Street Bank and Trust Co.	COP	31,300,000		$8,511	8/25/21	450
State Street Bank and Trust Co.	CZK	12,600		$587	8/25/21	1
State Street Bank and Trust Co.	INR	1,645,000		$22,161	8/25/21	101
State Street Bank and Trust Co.	PEN	9,000		$2,426	8/25/21	210
UBS AG		$2,190	ZAR	31,180	8/25/21	(67)
						$(295)

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RSD	—	Serbian Dinar
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
UYU	—	Uruguay Peso
ZAR	—	South African Rand
ZMW	—	Zambian Kwacha

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	97.0%
Other*	3.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $295,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ July 31, 2021 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$1,799	$—	$1,799
Sovereign	—	526,483	—	526,483
Total Fixed Income Securities	—	528,282	—	528,282
Short-Term Investments
Investment Company	852	—	—	852
Sovereign	—	5,225		5,225
U.S. Treasury Security	—	8,555	—	8,555
Total Short-Term Investments	852	13,780	—	14,632
Foreign Currency Forward Exchange Contracts	—	1,077	—	1,077
Total Assets	852	543,139	—	543,991
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,372)	—	(1,372)
Total	$852	$541,767	$—	$542,619

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.